Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Assigned Level for Each Asset and Liability Held at Fair Value

The table below shows the assigned level for each asset and liability held at fair value by the Group:

Fair value hierarchy	Level 1	Level 2	Level 3	Total
As of December 31, 2025
Recurring fair value measurements
Digital Assets	-	-	-	-
Convertible notes	-	-	$129,017,286	$129,017,286
Warrant liability	$890,000			$890,000
As of December 31, 2024
Recurring fair value measurements
Digital assets	$721,664	-	-	$721,664